Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, net consist of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Office equipment	$178,406	$167,257
Leasehold improvement	12,021	11,299
Subtotal	190,427	178,556

Less: accumulated depreciation	(83,840)	(90,844)
Total	$106,587	$87,712